PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Schedule of property, equipment and software, net

	December 31,	December 31,
	2021	2022
	RMB	RMB
Building	38,464	38,464
Computer and transmission equipment	15,757	9,183
Furniture and office equipment	36,273	460
Leasehold improvements	50,951	4,178
Software	64,571	67,882
Total property, equipment and software	206,016	120,167
Accumulated depreciation and amortization	103,468	42,911
Property, equipment and software, net	102,548	77,256